SHORT-TERM BANK LOANS (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Short-term Debt [Line Items]
Short-term bank loans	$ 2,215		$ 2,865
Restricted Cash Pledged For Short Term Loans			1,007
Interest Expense	28	$ 122
Long-term Line of Credit	335,347		340,006
Line Of Credit Facility Amount Utilized	69,981		151,254
Line Of Credit Facility Amount Available For Use	265,366		188,752
Line Of Credit Facility Secured By Restricted Cash	2,944		2,279
Line Of Credit Facility Secured By Restricted Buildings	3,693		$ 3,121
Building [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	988
Restricted Stock [Member]
Short-term Debt [Line Items]
Restricted Cash Pledged For Short Term Loans	$ 948
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.60%		4.60%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			5.66%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			4.71%